SHARE-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SHARE-BASED COMPENSATION
Schedule of Time Award and Performance Award transactions

	Time Awards		Performance Awards
	Shares	Weighted-Average Exercise Price	Shares	Weighted-Average Exercise Price
Outstanding, beginning of period	7,669,121	$6.28	5,389,005	$6.28
Granted	1,156,479	8.84	578,277	8.84
Exercised	—	—	—	—
Forfeited or expired	94,324	6.69	47,164	6.69

Outstanding, end of period	8,731,276	$6.62	5,920,118	$6.62

Exercisable, end of period	—	—	—	—

Schedule of activity in non-vested Time Awards
The following table summarizes equity award activity from the date of the IPO through September 30, 2012:

	Restricted Class A Common Stock	Restricted Stock Units
Conversion of Phantom Units in connection with the IPO:
Time Awards	3,073,118	—
Performance Awards	3,560,223	—
Conversion of Restricted Class A common stock and units to Class A common stock upon vesting	(596,797)	(123)
Issuance of Restricted Stock Units to directors and employees	—	348,851
Forfeitures	(389,482)	(37,958)
Total	5,647,062	310,770

	Year Ended December 31, 2011		Year Ended December 31, 2010		Six Months Ended December 31, 2009
	Number	Fair Value	Number	Fair Value	Number	Fair Value
Non-vested, beginning of period	7,669,121	$3.74	4,170,566	$3.71	—	$—
Granted	1,156,479	3.68	3,997,052	3.78	4,170,566	3.71
Vested	—	—	—	—	—	—
Forfeited	94,324	3.74	498,497	3.66	—	—

Non-vested, end of period	8,731,276	$3.97	7,669,121	$3.74	4,170,566	$3.71

Schedule of weighted-average assumptions

	2011	2010	2009
Expected option life at grant (in years)	7.0	7.0	7.0
Expected option life at remeasurement (in years)	—	6.3	6.7
Expected volatility	35.0%	36.0%	37.4%
Expected dividend yield	0.0%	0.0%	0.0%
Risk-free interest rate	2.6%	1.7%	3.3%